MONARCH LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VA

                                  ANNUAL REPORT
                                DECEMBER 31, 1996

The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Contract Owners of Monarch Life Insurance Company Separate Account VA

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Cash Management, U.S. Government Bond, High Income Bond, Multiple Strategies, Common Stock, World Equity, and Tilt Utility Divisions (constituting Monarch Life Insurance Company Separate Account VA) at December 31, 1996 and 1995 and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1996, by correspondence with the Trust, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts

March 21, 1997

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF NET ASSETS AT DECEMBER 31, 1996
================================================================================

ASSETS                                                Cost         Shares      Market Value
                                                   ----------     ---------    ------------
Investment in Variable Investors Series Trust,
at Market Value (Note 2):
  Cash Management Portfolio                        $  708,721       708,721     $  708,721
  U.S. Government Bond Portfolio                      584,165        56,489        561,458
  High Income Bond Portfolio                          534,686        59,419        544,968
  Multiple Strategies Portfolio                     1,208,403       106,319      1,350,165
  Common Stock Portfolio                            1,115,916        41,356      1,266,460
  World Equity Portfolio                            1,071,420        88,873      1,338,581
  Tilt Utility Portfolio                              919,877        67,016      1,022,054
                                                   ----------                   ----------
Total Invested Assets                              $6,143,188                    6,792,407
                                                   ==========
  Total Assets                                                                   6,792,407
                                                                                ----------
LIABILITIES
  Total Liabilities                                                                     --
                                                                                ----------

  Net Assets                                                                    $6,792,407
                                                                                ==========

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF NET ASSETS AT DECEMBER 31, 1995
================================================================================

ASSETS                                                Cost         Shares      Market Value
                                                   ----------     ---------    ------------
Investment in Variable Investors Series Trust,
at Market Value (Note 2):
  Cash Management Portfolio                        $  683,407       683,407     $  683,407
  U.S. Government Bond Portfolio                      922,747        86,137        905,281
  High Income Bond Portfolio                          832,421       100,499        863,231
  Multiple Strategies Portfolio                     1,705,137       146,949      1,769,661
  Common Stock Portfolio                            1,570,071        68,233      1,764,912
  World Equity Portfolio                            1,495,082       125,960      1,737,559
  Tilt Utility Portfolio                            1,710,726       118,132      1,855,190
                                                   ----------                   ----------
Total Invested Assets                              $8,919,591                    9,579,241
                                                   ==========
  Total Assets                                                                   9,579,241
                                                                                ----------
LIABILITIES
  Total Liabilities                                                                     --
                                                                                ----------

  Net Assets                                                                    $9,579,241
                                                                                ==========


The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 and 1994
================================================================================

                                                                    TOTALS - ALL DIVISIONS
                                                        ================================================
                                                            1996             1995              1994
                                                        ===========      ============      ============
Investment Income:
  Dividends (Note 2)                                    $   454,316      $    683,105      $  1,201,996
  Risk Charges and Administrative Expenses (Note 5)        (113,284)         (168,684)         (256,912)
                                                        -----------      ------------      ------------
    Net Investment Income                                   341,032           514,421           945,084
                                                        -----------      ------------      ------------

Net Realized Gains (Losses)                                 495,390           381,471          (555,432)
Net Unrealized Gains (Losses)                               (10,431)        1,828,180          (838,795)
                                                        -----------      ------------      ------------
  Net Realized and Unrealized Gains (Losses)                484,959         2,209,651        (1,394,227)
                                                        -----------      ------------      ------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                 825,991         2,724,072          (449,143)
                                                        -----------      ------------      ------------

Transfers of Net Premiums                                     7,229            18,332            61,319
Transfers Due to Terminations                            (3,620,054)       (6,134,462)       (9,767,763)
Transfers Among Investment Divisions                           --                --                --
                                                        -----------      ------------      ------------

Net Decrease in Net Assets
  Resulting from Principal Transactions                  (3,612,825)       (6,116,130)       (9,706,444)
                                                        -----------      ------------      ------------

Total Decrease in Net Assets                             (2,786,834)       (3,392,058)      (10,155,587)
Net Assets - Beginning Balance                            9,579,241        12,971,299        23,126,886
                                                        -----------      ------------      ------------
Net Assets - Ending Balance                             $ 6,792,407      $  9,579,241      $ 12,971,299
                                                        ===========      ============      ============


The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                                           Cash         U.S. Gov't    High Income      Multiple
                                                                        Management        Bond           Bond         Strategies
                                                           Total         Division       Division       Division        Division
                                                        -----------      ---------      ---------      ---------      -----------
Investment Income:
  Dividends (Note 2)                                    $   454,316      $  37,582      $  43,600      $  36,944      $   148,381
  Risk Charges and Administrative Expenses (Note 5)        (113,284)       (11,352)        (9,951)        (9,733)         (21,543)
                                                        -----------      ---------      ---------      ---------      -----------
    Net Investment Income                                   341,032         26,230         33,649         27,211          126,838
                                                        -----------      ---------      ---------      ---------      -----------

Net Realized Gains (Losses)                                 495,390           --          (31,533)        75,335           24,696
Net Unrealized Gains (Losses)                               (10,431)          --           (5,241)       (20,528)          77,239
                                                        -----------      ---------      ---------      ---------      -----------
  Net Realized and Unrealized Gains (Losses)                484,959           --          (36,774)        54,807          101,935
                                                        -----------      ---------      ---------      ---------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                 825,991         26,230         (3,125)        82,018          228,773
                                                        -----------      ---------      ---------      ---------      -----------


Transfers of Net Premiums                                     7,229            600           --              235              500
Transfers Due to Terminations                            (3,620,054)      (511,575)      (319,956)      (230,485)        (602,163)
Transfers Among Investment Divisions                           --          510,059        (20,742)      (170,031)         (46,606)
                                                        -----------      ---------      ---------      ---------      -----------

Net Decrease in Net Assets
  Resulting from Principal Transactions                  (3,612,825)          (916)      (340,698)      (400,281)        (648,269)
                                                        -----------      ---------      ---------      ---------      -----------

Total Increase (Decrease) in Net Assets                  (2,786,834)        25,314       (343,823)      (318,263)        (419,496)
Net Assets - Beginning Balance                            9,579,241        683,407        905,281        863,231        1,769,661
                                                        ===========      =========      =========      =========      ===========
Net Assets - Ending Balance                             $ 6,792,407      $ 708,721      $ 561,458      $ 544,968      $ 1,350,165
                                                        ===========      =========      =========      =========      ===========

                                                          Common            World             Tilt
                                                          Stock            Equity           Utility
                                                         Division         Division          Division
                                                        -----------      -----------      -----------
Investment Income:
  Dividends (Note 2)                                    $    75,239      $    37,601      $    74,969
  Risk Charges and Administrative Expenses (Note 5)         (20,526)         (20,961)         (19,218)
                                                        -----------      -----------      -----------
    Net Investment Income                                    54,713           16,640           55,751
                                                        -----------      -----------      -----------

Net Realized Gains (Losses)                                 314,022          110,873            1,997
Net Unrealized Gains (Losses)                               (44,298)          24,684          (42,287)
                                                        -----------      -----------      -----------
  Net Realized and Unrealized Gains (Losses)                269,724          135,557          (40,290)
                                                        -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                 324,437          152,197           15,461
                                                        -----------      -----------      -----------


Transfers of Net Premiums                                     3,079            2,075              740
Transfers Due to Terminations                              (755,158)        (486,797)        (713,920)
Transfers Among Investment Divisions                        (70,810)         (66,453)        (135,417)
                                                        -----------      -----------      -----------

Net Decrease in Net Assets
  Resulting from Principal Transactions                    (822,889)        (551,175)        (848,597)
                                                        -----------      -----------      -----------

Total Increase (Decrease) in Net Assets                    (498,452)        (398,978)        (833,136)
Net Assets - Beginning Balance                            1,764,912        1,737,559        1,855,190
                                                        ===========      ===========      ===========
Net Assets - Ending Balance                             $ 1,266,460      $ 1,338,581      $ 1,022,054
                                                        ===========      ===========      ===========

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
================================================================================

                                                                             Cash          U.S. Gov't       High Income
                                                                          Management           Bond           Bond
                                                           Total           Division          Division        Division
                                                        ------------      -----------      -----------      -----------
Investment Income:
  Dividends (Note 2)                                    $    683,105      $    49,240      $    93,015      $    81,996
  Risk Charges and Administrative Expenses (Note 5)         (168,684)         (12,982)         (18,737)         (19,004)
                                                        ------------      -----------      -----------      -----------
    Net Investment Income                                    514,421           36,258           74,278           62,992
                                                        ------------      -----------      -----------      -----------

Net Realized Gains (Losses)                                  381,471             --             (8,643)         (46,200)
Net Unrealized Gains                                       1,828,180             --            162,152          206,573
                                                        ------------      -----------      -----------      -----------
   Net Realized and Unrealized Gains                       2,209,651             --            153,509          160,373
                                                        ------------      -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                2,724,072           36,258          227,787          223,365
                                                        ------------      -----------      -----------      -----------


Transfers of Net Premiums                                     18,332            1,830              116              378
Transfers Due to Terminations                             (6,134,462)        (805,598)        (735,916)        (911,942)
Transfers Among Investment Divisions                            --            373,630          (59,167)          20,938
                                                        ------------      -----------      -----------      -----------

Net Decrease in Net Assets
  Resulting from Principal Transactions                   (6,116,130)        (430,138)        (794,967)        (890,626)
                                                        ------------      -----------      -----------      -----------

Total Decrease in Net Assets                              (3,392,058)        (393,880)        (567,180)        (667,261)
Net Assets - Beginning Balance                            12,971,299        1,077,287        1,472,461        1,530,492
                                                        ------------      -----------      -----------      -----------
Net Assets - Ending Balance                             $  9,579,241      $   683,407      $   905,281      $   863,231
                                                        ============      ===========      ===========      ===========

                                                         Multiple          Common           World              Tilt
                                                        Strategies         Stock            Equity           Utility
                                                         Division         Division         Division          Division
                                                        -----------      -----------      -----------      -----------
Investment Income:
  Dividends (Note 2)                                    $   159,914      $   105,228      $   100,569      $    93,143
  Risk Charges and Administrative Expenses (Note 5)         (32,268)         (26,224)         (28,391)         (31,078)
                                                        -----------      -----------      -----------      -----------
    Net Investment Income                                   127,646           79,004           72,178           62,065
                                                        -----------      -----------      -----------      -----------

Net Realized Gains (Losses)                                  (7,409)         203,174          211,658           28,891
Net Unrealized Gains                                        516,062          296,759          142,561          504,073
                                                        -----------      -----------      -----------      -----------
   Net Realized and Unrealized Gains                        508,653          499,933          354,219          532,964
                                                        -----------      -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                 636,299          578,937          426,397          595,029
                                                        -----------      -----------      -----------      -----------


Transfers of Net Premiums                                     1,596            7,037            5,691            1,684
Transfers Due to Terminations                            (1,231,242)        (703,335)        (730,399)      (1,016,030)
Transfers Among Investment Divisions                        (81,273)           6,500         (126,769)        (133,859)
                                                        -----------      -----------      -----------      -----------

Net Decrease in Net Assets
  Resulting from Principal Transactions                  (1,310,919)        (689,798)        (851,477)      (1,148,205)
                                                        -----------      -----------      -----------      -----------

Total Decrease in Net Assets                               (674,620)        (110,861)        (425,080)        (553,176)
Net Assets - Beginning Balance                            2,444,281        1,875,773        2,162,639        2,408,366
                                                        -----------      -----------      -----------      -----------
Net Assets - Ending Balance                             $ 1,769,661      $ 1,764,912      $ 1,737,559      $ 1,855,190
                                                        ===========      ===========      ===========      ===========

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994
================================================================================

                                                                             Cash          U.S. Gov't       High Income
                                                                          Management          Bond             Bond
                                                            Total          Division         Division         Division
                                                        ------------      -----------      -----------      -----------
Investment Income:
  Dividends (Note 2)                                    $  1,201,996      $    67,878      $   126,072      $   157,715
  Risk Charges and Administrative Expenses (Note 5)         (256,912)         (25,895)         (38,043)         (21,630)
                                                        ------------      -----------      -----------      -----------
   Net Investment Income (Loss)                              945,084           41,983           88,029          136,085
                                                        ------------      -----------      -----------      -----------

Net Realized Gains (Losses)                                 (555,432)            --           (196,650)        (232,094)
Net Unrealized Gains (Losses)                               (838,795)            --            (19,141)         (26,896)
                                                        ------------      -----------      -----------      -----------
   Net Realized and Unrealized Gains                      (1,394,227)            --           (215,791)        (258,990)
                                                        ------------      -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                 (449,143)          41,983         (127,762)        (122,905)
                                                        ------------      -----------      -----------      -----------

Transfers of Net Premiums                                     61,319            7,916              685            4,085
Transfers Due to Terminations                             (9,767,763)      (1,040,900)      (2,190,969)        (534,627)
Transfers Among Investment Divisions                            --            760,697         (115,200)        (323,212)
                                                        ------------      -----------      -----------      -----------

Net Decrease in Net Assets
  Resulting from Principal Transactions                   (9,706,444)        (272,287)      (2,305,484)        (853,754)
                                                        ------------      -----------      -----------      -----------

Total Decrease in Net Assets                             (10,155,387)        (230,304)      (2,433,246)        (976,659)
Net Assets - Beginning Balance                            23,126,886        1,307,591        3,905,707        2,507,151
                                                        ------------      -----------      -----------      -----------
Net Assets - Ending Balance                             $ 12,971,299      $ 1,077,287      $ 1,472,461      $ 1,530,492
                                                        ============      ===========      ===========      ===========

                                                          Multiple          Common           World             Tilt
                                                         Strategies         Stock            Equity           Utility
                                                          Division         Division         Division         Division*
                                                        -----------      -----------      -----------      -----------
Investment Income:
  Dividends (Note 2)                                    $   348,390      $    16,158      $   124,764      $   361,019
  Risk Charges and Administrative Expenses (Note 5)         (50,104)         (35,811)         (35,328)         (50,101)
                                                        -----------      -----------      -----------      -----------
   Net Investment Income (Loss)                             298,286          (19,653)          89,436          310,918
                                                        -----------      -----------      -----------      -----------

Net Realized Gains (Losses)                                (162,691)        (298,125)         187,055          147,073
Net Unrealized Gains (Losses)                              (419,619)         214,548          (76,828)        (510,859)
                                                        -----------      -----------      -----------      -----------
   Net Realized and Unrealized Gains                       (582,310)         (83,577)         110,227         (363,786)
                                                        -----------      -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                (284,024)        (103,230)         199,663          (52,868)
                                                        -----------      -----------      -----------      -----------

Transfers of Net Premiums                                    11,609           14,999           16,014            6,011
Transfers Due to Terminations                            (1,911,389)      (1,188,000)      (1,091,263)      (1,810,615)
Transfers Among Investment Divisions                        (14,995)        (199,446)         189,600         (297,444)
                                                        -----------      -----------      -----------      -----------

Net Decrease in Net Assets
  Resulting from Principal Transactions                  (1,914,775)      (1,372,447)        (885,649)      (2,102,048)
                                                        -----------      -----------      -----------      -----------

Total Decrease in Net Assets                             (2,198,799)      (1,475,677)        (685,986)      (2,154,916)
Net Assets - Beginning Balance                            4,643,080        3,351,450        2,848,625        4,563,282
                                                        -----------      -----------      -----------      -----------
Net Assets - Ending Balance                             $ 2,444,281      $ 1,875,773      $ 2,162,639      $ 2,408,366
                                                        ===========      ===========      ===========      ===========

The accompanying notes are an integral part of these financial statements.

* Prior to April 1, 1994, the Tilt Utility Division was known as the Equity Income Division (See Note 1).

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1-ORGANIZATION

Monarch Life Insurance Company Separate Account VA (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940
Act). Each of the seven investment divisions of the Account are invested solely in the shares of the seven corresponding portfolios of the Variable Investors Series Trust (the Trust), a no-load, diversified, open-end, series management investment company registered under the 1940 Act. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account cannot be charged with liabilities arising out of any other business of Monarch Life.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain of Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

On January 31, 1997, the Receiver, with Court approval, appointed a Special Deputy Receiver for Monarch Life. The Special Deputy Receiver is responsible for the management of Monarch Life=s operations and reports to the Receiver as has been the case with Monarch Life=s President, who recently announced plans to retire at the end of the first quarter of 1997. The Receiver=s active involvement in the rehabilitation of Monarch Life will not change.

Insurance departments of various jurisdictions have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Louisiana (1994), Michigan (1995), Missouri (1994), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing disability income insurance, variable life, and annuity business. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the contract owners participating in the Account.

On April 1, 1994, the Trust's Equity Income Portfolio changed its name to the Tilt Utility Portfolio and the Account's Equity Income Division changed its name to the Tilt Utility Division.

On October 11, 1996, Monarch Life filed with the Securities and Exchange Commission (SEC), an application requesting an order approving the substitution of shares of certain portfolios of Merrill Lynch Variable Series Funds, Inc., for shares of each of the portfolios of the Trust currently held in the Account.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS

================================================================================

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with generally accepted accounting principles.

     INVESTMENTS: The investments in shares of the Trust are stated at the net asset value per share of the respective portfolios of the Trust. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares sold and redeemed is determined on the first-in, first-out method. Dividend and capital gain distributions received from the Trust are reinvested in additional shares of the Trust and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the statements of operations and changes in net assets.

     FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of Trust shares by the Account during the year ended December 31, 1996, are shown below:

                                                Purchases          Sales
                                                ----------       ----------

     Cash Management Portfolio                  $1,179,863       $1,154,550
     U.S. Government Bond Portfolio                 60,991          368,040
     High Income Bond Portfolio                    439,463          812,534
     Multiple Strategies Portfolio                 226,286          747,716
     Common Stock Portfolio                        363,162        1,131,338
     World Equity Portfolio                         49,604          584,139
     Tilt Utility Portfolio                         86,774          879,619
                                                ----------       ----------
          Totals                                $2,406,143       $5,677,936
                                                ==========       ==========

NOTE 4-CONTRACT OWNERS' EQUITY

Contract owners' equity at December 31, 1996, consists of the following:

                                                    Accumulation
                                     Accumulation       Unit
                                        Units           Value         Equity
                                      ----------     ----------     ----------
     Cash Management Division         58,685.066     $12.076676     $  708,721
     U.S. Goverment Bond Division     36,556.209      15.358760        561,458
     High Income Bond Divison         33,798.670      16.123960        544,968
     Multiple Strategies Division     61,197.117      22.062560      1,350,165
     Common Stock Division            20,336.542      62.275070      1,266,460
     World Equity Division            77,396.703      17.295070      1,338,581
     Tilt Utility Division            44,915.815      22.754880      1,022,054
                                                                    ----------
           Totals                                                   $6,792,407
                                                                    ==========

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 5-EXPENSES

Monarch Life assumes mortality and expense risks and administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.4% (0.85% for mortality risks, 0.40% for expense risks, and 0.15% for administrative charges) of the daily net assets of the Account.

NOTE 6-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Trust, that the Account satisfies the current requirements of the regulations.

NOTE 7-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Since June 13, 1995, Baystate Capital Services, Inc. (BCSI), has been the principal underwriter and general distributor of the contracts maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life. Prior to June 13, 1995, the function of principal underwriter and general distributor was performed by First Variable Capital Services, Inc., a wholly-owned subsidiary of First Variable Life Insurance Company (FVL). Prior to September 22, 1994, FVL was a wholly-owned subsidiary of Monarch Life. Effective September 22, 1994, FVL is no longer an affiliate of Monarch Life.

NOTE 8-INVESTMENT ADVISORY AND BUSINESS MANAGEMENT AGREEMENTS

First Variable Advisory Services Corp. (FVASC), a wholly-owned subsidiary of FVL, manages the business and affairs of the Trust and serves as investment advisor to all portfolios of the Trust, subject to the authority and direction of the Board of Trustees of the Trust. FVASC has engaged sub-advisers for each portfolio to make investment decisions and place orders. The sub-advisers for the portfolios are:

         Portfolio                          Sub-Adviser
         ---------                          -----------

         Cash Management Portfolio          Federated Investment Counseling
         U.S. Government Bond Portfolio     Strong Capital Management, Inc.
         High Income Bond Portfolio         Federated Investment Counseling
         Multiple Strategies Portfolio      Value Line, Inc.
         Common Stock Portfolio             Value Line, Inc.
         World Equity Portfolio             Keystone Investment Management Co.
         Tilt Utility Portfolio             State Street Global Advisors

FVASC began performing these functions on April 1, 1994. Prior to April 1, 1994, INVESCO Capital Management, Inc., had acted as investment adviser to all portfolios of the Trust.


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